Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other liabilities
Salaries and benefits payables .	¥ 218,614		¥ 228,999
Taxes payable	86,490		39,094
Product warranties	61,432		40,263
Accrued costs of the Merger	136,756
Other payables and accrued charges	235,311		150,623
Accrued expenses and other current liabilities	¥ 738,603	$ 107,087	¥ 458,979